UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21140
FORTRESS INVESTMENT TRUST II
(Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY	10105

(Address of principal executive offices)	(Zip code)
Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 798-6100
Date of fiscal year end: December 31
Date of Reporting Period: June 30, 2009

Item 1. Reports to Stockholders.
The Registrant’s unaudited semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
FORTRESS INVESTMENT TRUST II

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Fortress Investment Trust II
We have reviewed the accompanying consolidated statement of assets and liabilities of Fortress Investment Trust II (the “Fund”), including the consolidated schedule of investments, as of June 30, 2009, and the related consolidated statements of operations, cash flows, and changes in net assets for the six month period ended June 30, 2009. These interim consolidated financial statements are the responsibility of the Fund’s management.
We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Based on our review, we are not aware of any material modifications that should be made to the accompanying interim consolidated financial statements referred to above for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated statement of assets and liabilities of the Fund, including the consolidated schedule of investments, as of December 31, 2008, and the related consolidated statements of operations and cash flows for the year then ended and the consolidated statement of changes in net assets for each of the two years in the period then ended. In our report dated February 28, 2009, we expressed an unqualified opinion on such consolidated financial statements.
/s/ Ernst & Young LLP
August 28, 2009
New York, New York

FORTRESS INVESTMENT TRUST II
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

June 30, 2009
ASSETS

Investments, at fair value (cost $21,655)	$21,130
Cash and cash equivalents	2,195
Due from affiliates	20
Other assets	318

23,663

LIABILITIES

Due to affiliates	638
Other liabilities	159
Preferred equity (mandatorily redeemable)	257

1,054

Commitments and contingencies	—

NET ASSETS (1,000,000 shares issued and outstanding)	$22,609

NET ASSETS CONSIST OF:
Capital paid in	$1,957,430
Capital distributed	(1,809,958)
Accumulated net investment loss	(865)
Accumulated net realized capital loss	(123,473)
Accumulated net unrealized loss	(525)

$22,609

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2009

				Income
		Cost (c) (d)		Recognized This	Fair Value	% of Net
Investment	Investment Reference	(000s)	Description of Investment	Period (000s)	(000s)	Assets
Controlled Affiliate — Indirect Investments (a)
RESG Acquisition LLC	“RESG”	$—	89.7% of the issued common equity	$—	$6,560	29.0%
FIT Capital Trading LLC	“Capital Trading”	220	100% of the issued common equity	—	220	1.0%
FIT DVI LLC	“DVI”	640	100% of the issued common equity	24	77	0.3%
FIT CFN Holdings LLC (e)	“Green Tree”	—	100% of the issued common equity	277	—	—
FIT Aero Investments Ltd.	“Aerofort”	20,795	100% of the issued common equity	—	15,507	68.6%
Fortress Cayman Holdings LLC (f)	“Simon Storage”	—	100% of the issued common equity	—	(1,234)	(5.5)%

Total Investments (b)		$21,655		$301	$21,130	93.4%

(a)	An affiliated company is a company in which FIT II has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. An affiliate is controlled if greater than 50% of its equity is owned by FIT II or entities under common control with FIT II. When a controlled affiliate was established to hold a particular investment, we have defined such investment as “indirect.” Refer to Note 3 for additional disclosures with respect to the holdings of Indirect Investments.

(b)	The United States Federal income tax basis of FIT II’s investments at the end of the period was approximately $28.4 million and, accordingly, net unrealized depreciation for United States Federal income tax purposes was approximately $7.3 million (gross unrealized appreciation of $2.6 million and gross unrealized depreciation of $9.9 million).

(c)	Net of returns of capital, if any.

(d)	The purchase of the Capital Trading investments occurred in 2009, the purchase of RESG occurred in 2002, the purchase of DVI occurred in 2003 and the purchase of Aerofort occurred in 2004.

(e)	The investment was sold in October 2007. The income recognized in 2009 relates to a state refund of taxes paid in 2007.

(f)	Recognition of obligations under a GBP 750,000 guarantee issued to the purchaser of Simon Storage Group, Ltd.
See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
(dollar amounts in thousands)

Six Months Ended
June 30, 2009
INCOME
Dividend income from controlled affiliates	$301
Interest income	3
Other income	101

405

EXPENSES

Expense allocation — compensation and benefits	624
Expense allocation — general and administrative expense	179
Audit and tax fees	214
Directors’ fees	110
Legal fees	72
Other expenses	71

1,270

NET INVESTMENT LOSS	(865)

Net realized loss on controlled affiliate investments	(6)
Net unrealized loss on controlled affiliate investments	(1,368)

Net loss on investments	(1,374)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,239)

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

Six Months Ended
June 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(2,239)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized loss on controlled affiliate investments	6
Net unrealized loss on controlled affiliate investments	1,368

Change in:
Due from affiliates	41
Other assets	43
Due to affiliates	(573)
Other liabilities	(287)

Investments in controlled affiliates	(785)
Distributions from controlled affiliates	426

Net cash used in operating activities	(2,000)

CASH FLOWS FROM FINANCING ACTIVITIES:
Capital distributions	(633)

Net cash used by financing activities	(633)

Net decrease in cash and cash equivalents	(2,633)

Cash and cash equivalents, beginning of period	4,828

Cash and cash equivalents, end of period	$2,195

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Increase (decrease) in net assets resulting from operations
Net investment income (loss)	$(865)	$12,262
Net gain (loss) on investments	(1,374)	(840,704)

Net decrease in net assets resulting from operations	(2,239)	(828,442)

Capital contributions	—	127,000
Capital distributions	(633)	(86,149)
Distributions from net investment income	—	(12,262)
Distributions of realized gains	—	—

Net decrease in net assets	(2,872)	(799,853)

Net assets, beginning of period	25,481	825,334

Net assets, end of period	$22,609	$25,481

Accumulated net investment loss	$(865)	$—

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
1.	ORGANIZATION

Fortress Investment Trust II (together with its subsidiaries, “FIT II”) was formed on July 2, 2002 as a Delaware business trust, and operates as a closed-end, non-diversified registered management investment company (“RIC”) under the Investment Company Act of 1940 (the “Act”). FIT II principally invests in real estate related debt and equity securities. The sole substantive investors in FIT II are Fortress Investment Fund II LLC (“Fund II”), 95.9%, and FABP, LP (“FABP”), 4.1%. The liability of each investor is limited to the amount of capital contributions required to be made by such investor in accordance with the provisions of FIT II’s operating agreement, as amended. The operating agreement provides that, unless terminated earlier, FIT II will terminate in February 2011, subject to two one-year extensions.

Fund II and FABP

The managing member of Fund II, and the general partner of FABP, is Fortress Fund MM II LLC (the “Fund II Managing Member”). The Fund II Managing Member is owned by an affiliate of Fortress Investment Group LLC (the “Manager”). Fund II has total committed capital from investors of $1,199.2 million and FABP has total committed capital from investors of $50.8 million (collectively, the “Capital Commitment”). Fund II and FABP, along with their sister companies, Fortress (GAGACQ) LLC (“Fortress GAGACQ”) and FABP (GAGACQ) LP (“FABP GAGACQ”), are collectively referred to as “Combined Fund II.” The Capital Commitment was available for all Combined Fund II business, including new investments, until December 31, 2005. Subsequent to that date, the Capital Commitment may no longer be drawn to fund new investments but is available to maintain the ongoing business of Combined Fund II.

The Fund II Managing Member is entitled to an incentive return (the “Incentive Return”) generally equal to 20% of Combined Fund II’s returns, as defined, subject to: 1) a 10% cumulative preferred return payable to Combined Fund II’s investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Combined Fund II (after adjusting for tax in accordance with Combined Fund II’s operating agreements) if, upon liquidation of Combined Fund II, the amounts ultimately distributed to the Fund II Managing Member exceed its allocable amount. Combined Fund II is managed by the Manager pursuant to the Fund II Managing Member’s operating agreement and management agreements between the Manager and the Fund II Managing Member. An affiliate of the Manager has committed to contribute 1.5% of the Capital Commitment.

During the six months ended June 30, 2009, $0.6 million was distributed to Fund II and FABP for operating activities.

As of June 30, 2009, Combined Fund II had drawn, net of recallable capital distributions, $1,200.4 million (or 96.0%) of the Capital Commitment.

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting — The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). FIT II reports its investments at fair value, including its investments in subsidiaries. FIT II does not consolidate its majority-owned and controlled investments, except to the extent that such companies operate as investment companies or act as operating subsidiaries. None of FIT II’s investments operated as investment companies during the period. FIT II consolidates its operating subsidiary, Fortress Capital Finance II LLC (“FCF II”). FCF II performs substantially all of its services for FIT II. All significant intercompany transactions and balances between FIT II and FCF II have been eliminated.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Risks and Uncertainties — In the normal course of business, FIT II, directly or through its investment subsidiaries, may encounter two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FIT II’s investments in loans, securities or derivatives, as applicable, that results from a borrower’s or derivative counterparty’s inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in real estate, loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks. FIT II may also invest in the securities of companies located outside of the United States, whose operations are subject to the same risks as those associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws. Additionally, FIT II is subject to tax risks. If FIT II were to fail to qualify as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate rates, which could be material.

Valuation of Investments — As an investment company, FIT II records its investments at fair value in accordance with its valuation policies, which are approved by its Board of Trustees. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the exit price) in an orderly transaction between market participants at the measurement date.

For operational reasons FIT II is generally structured to hold investments indirectly through controlled affiliates. These controlled affiliates do not meet the definition of investment companies and therefore, in accordance with GAAP applicable to investment companies, are not consolidated or accounted for under the equity method by FIT II. FIT II records its

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
investments in controlled affiliates based upon its proportionate share of the fair value of the net assets of such controlled affiliates. In arriving at the fair value of a controlled affiliate’s net assets, its debt and other obligations, including contingencies, are considered. Investments held through controlled affiliates are classified as “indirect”.

The determination of fair value requires FIT II to exercise judgment in estimating the assumptions a market participant would make in valuing an asset or liability. Due to the inherent uncertainty associated with these assumptions, particularly with respect to investments without a public market, the fair value estimates may differ from the values that are ultimately realized by FIT II, and the differences could be material.

GAAP establishes a hierarchy based upon the type of data used to determine fair value as follows:
▪	Level 1 — price quotes for identical investments are available in active markets as of the reporting date.

▪	Level 2 — pricing inputs, other than Level 1, are directly or indirectly observable as of the reporting date. This category includes quoted prices for similar investments in active markets, quoted prices for identical or similar investments (including genuine bids from third parties) in non-active markets (defined as markets where there are few transactions, prices are not current, public information is limited, or there is substantial variation in pricing), and observable inputs other than quoted prices that are used in valuation models (for example, interest rates and credit spreads). This category also includes interests in controlled affiliates whose fair value is predominantly attributable to investments in Level 1 type securities.

▪	Level 3 — unobservable inputs are based upon FIT II’s assessment of the assumptions that market participants would use in determining the exit price for the investment. This category includes interests in controlled affiliates whose fair value is significantly affected by assets or liabilities other than investments in Level 1 or Level 2 type securities. Valuations based upon information from third parties (such as pricing services or brokers) which was itself based significantly on unobservable inputs or was otherwise not supportable as a Level 2 input are classified as Level 3. Additional information regarding Level 3 investments is provided in Note 4.
The fair value method adopted is required to maximize the usage of Level 1 or Level 2 (i.e. market observable) inputs. Where the valuation method used utilizes inputs that fall within different levels of the hierarchy, the classification of the fair value measure as a whole is determined by the lowest level of significant input used.

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
The fair value method used depends upon the nature of the investment and availability of inputs as follows:

Investment Type	Valuation Methodology
Common equity in public enterprises	Generally valued based upon the closing price quoted on the last trading date on or before the balance sheet date on the principal market (being that with the greatest volume and level of activity), or in the absence of a principal market, the most advantageous market (being that in which the seller would maximize proceeds after transaction costs), and classified in Level 1 of the fair value hierarchy.

A departure from the quoted price may be warranted to the extent that a significant post-closing announcement is made on or before the measurement date, or there are legal restrictions that would transfer upon a change in ownership of the stock. In these situations, FIT II will exercise judgment to determine a fair value, and a classification outside Level 1 may be appropriate.

Common equity in private enterprises	Private company investments are generally valued using one or more of the following methods:

   1.   A market-multiple based approach utilizing a factor (for example: a price/earnings multiple or an EBITDA multiple, dividend yield, etc.) sourced from a comparable public company and adjusted to account for the different attributes (for example: liquidity, marketability, growth potential, earnings quality, financial leverage, quality of management, geographical differences, etc.) of the specific private company being measured, and then applied to that company’s actual or forecasted net operating income, earnings, EBITDA, dividend, etc. as applicable.

   2.   A discounted cash flow analysis requiring the application of discount factors and terminal multiples to projected cash flows. Discount factors are usually derived using some market based inputs, for example: risk-free interest rates (being the return on U.S. government bonds, typically with a 20 year maturity), industry betas (being a measure of the volatility of a group of stocks participating in a particular industry relative to the market as a whole), industry risk premiums (being the return that investors demand above the risk-free interest rate to compensate for the additional risk of investing in companies within a

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009

Investment Type	Valuation Methodology
particular industry), etc. Terminal multiples are generally based upon market transactions.

   3.   To the extent that there are transactions in similar investments these will be considered in the determination of fair value. Greater emphasis is placed on those transactions for which sufficient observable data is available to enable FIT II to understand the basis of the price paid, and the comparability of the subject asset to FIT II’s own investment.

   4.   External appraisers may be utilized to assist FIT II in the valuation of certain assets. Appraisers may utilize one or more of the methods described above. FIT II reviews all assumptions and inputs utilized by the appraisers.

The selection of valuation method is dependent upon the nature of the investment (for example, where the cash flows are highly predictable, a discounted cash flow model may be preferred) and the availability of observable inputs for similar companies (the existence of public companies similar to the investment might render the market-multiple based approach more significant).

In some cases, different valuation methods may be applied to different components of an enterprise, or greater emphasis placed on different valuation approaches, depending on the circumstances. For example, an enterprise might hold income producing (e.g. office buildings) and non-income producing assets (e.g. land). A market-multiple based approach would be less relevant to the valuation of the non-income producing assets.

All of the valuation methods used require significant judgment, and therefore generally result in a Level 3 fair value classification.

Preferred equity in public enterprises	Publicly traded preferred equity investments are generally valued based upon their closing quoted market price, as described under common equity above, and classified in Level 1 of the fair value hierarchy.

Preferred equity in private enterprises	Non-convertible, non-listed preferred equity is valued by reference to the effective yield on preferred equity or subordinated debt instruments of similar public or private companies. This yield is applied to the future expected cash flows to determine the fair value of the preferred equity being

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009

Investment Type	Valuation Methodology
measured. Due to the assumptions implicit in determining an appropriate yield, these investments are generally classified within Level 3.

The fair value of convertible preferred equity has two components: i) the value associated with the preferred equity (described above) and; ii) the value associated with the option to convert the preferred instrument into common stock. The fair value of the latter component is calculated using an option pricing model (Black-Scholes model or lattice model). Inputs into these models include the price and expected volatility of the company’s common stock. Where the option is deep in the money, and exercisable, the value of the instrument may be calculated on an “as converted basis” (i.e. as if the conversion to common stock had taken place).

Given the judgment implicit in valuing these preferred equity investments, they are classified within Level 3.

Shareholder notes to private enterprises	Shareholder notes are valued using an effective yield approach similar to that described for preferred equity. Due to the assumptions implicit in determining an appropriate yield, these investments are generally classified within Level 3.

Privately held real estate	Privately held real estate investments are valued using one or more of the following methods:

   1.   An income based approach utilizing a discount factor (capitalization rate) sourced from industry data on similar property (residential, office, industrial) in a similar location and adjusted to account for the different attributes (for example: above or below market rent, occupancy levels, tenant credit profiles, capital expenditure requirements, lease expirations, etc.) of the specific property being measured, and then applied to that property’s actual or forecasted net operating income.

2. Reference to sales data for similar properties to those being evaluated to develop dollar per square foot values that are then adjusted for those differences identified in 1. above.

   3.   Determination of the change in fair value of the properties being evaluated through reference to the movement in industry benchmark data over the same period (for example, the index published by the National Council of Real Estate Investment Fiduciaries).

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009

Investment Type	Valuation Methodology

   4.   Based on appraisals performed by third party valuation experts (who typically use one or more of the aforementioned methods). Management reviews and analyzes these appraisals to ensure it agrees with the conclusions reached.

The selection of valuation method is dependent primarily on the availability of observable inputs for similar properties.

Where more than one approach is taken to valuing the investment a range of values often results. Management exercises its judgment to select a fair value.

All of these methods require significant judgment, and therefore result in a Level 3 fair value classification.

REIT units	Units in Real Estate Investment Trusts that report their assets at fair value pursuant to the audit and accounting guide applicable to investment companies are generally valued based upon FIT II’s proportionate share of the net asset value reported by the REIT’s investment manager (after considering such manager’s allocation of profit, where applicable).

FIT II will review the valuation models prepared by the investment manager, or otherwise prepare its own analysis (as described under privately held real estate above) to verify the reported NAV.

Units in other Real Estate Investment Trusts are valued as common or preferred equity in public or private enterprises, as applicable, using one of the methods described under common equity in public enterprises or privately held real estate, as applicable.

Usually, a Level 3 classification is deemed appropriate.

U.S. government securities	U.S. government securities are generally valued based upon their closing quoted market price, as described under common equity above. Where U.S. government securities that mature within three months are purchased close to the balance sheet date FIT II may utilize amortized cost to approximate fair value.

A classification in Level 1 of the fair value hierarchy is deemed appropriate.

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009

Investment Type	Valuation Methodology
Corporate debt securities	Investments in corporate debt are valued using market quotations sourced from brokers or pricing services where available. Generally, FIT II will seek at least two quotes for debt securities and, based on the data received, determine a mark that management believes most represents fair value. Management may support this determination through the preparation of a discounted cash flow analysis using discount factors based upon publicly available information on credit spreads for issues of similar term and credit quality where available. Quoted prices in active markets, or in non-active markets to the extent they are based on observable market inputs, are classified within Level 2, otherwise a Level 3 fair value classification is appropriate.

Convertible corporate debt is valued in manner similar to convertible preferred equity.

Non-performing loan portfolios and related securities	In the absence of comparative public data, investments in non-performing loan portfolios are valued using discounted cash flow analyses incorporating discount factors and assumptions regarding the value of collateral (where appropriate). In determining the appropriate discount rate, reference might be made to published credit spreads on assets or securities of similar credit quality and term.

Since significant judgment is required regarding the value of underlying collateral, and other assumptions, a Level 3 fair value classification is appropriate.

Where a security has a publicly quoted price FIT II will deem that to represent fair value, and a Level 1 or 2 classification would be appropriate.

Residential mortgage-backed securities	Investments in residential mortgage-backed securities are generally valued using quotations provided by dealers or pricing services developed either from recent transactions or proprietary valuation models. It is FIT II’s policy to obtain two or more quotes for all securities exceeding a certain threshold and, based on the data received, determine a mark that management believes most represents fair value. Management may support this determination through the preparation of a discounted cash flow analysis or the utilization of a pricing service. Where utilized, the discounted cash flow analysis uses discount factors, default rate and severity assumptions, prepayment speed assumptions, etc.

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009

Investment Type	Valuation Methodology
based upon publicly available information on issuances of similar vintage and credit quality, and management’s own experience and expectations regarding these instruments.

The use of quotes results in a Level 2 or Level 3 classification, depending on how observable the inputs are (i.e. the greater the extent to which management can verify the inputs that the broker used to provide the quote the more appropriate a level 2 classification).

The discounted cash flow method requires significant assumptions to be made, and therefore a Level 3 fair value classification applies.

Receivables	Certain securities backed by pools of receivables have publicly available pricing information, although such markets tend to be relatively inactive. For securities valued using such information, a level 2 classification would be appropriate.

Where there is an absence of comparative public data, investments in pools of receivables are valued using discounted cash flow analyses incorporating discount factors and assumptions regarding the value of collateral (where appropriate). In determining the appropriate discount rate, reference might be made to published credit spreads on assets of similar credit quality and term.

Since significant judgment is required regarding the value of underlying collateral, and other assumptions, a Level 3 fair value classification is appropriate.

Reverse repurchase agreements	FIT II may enter into reverse repurchase agreements in order to partially finance an investment. For short term reverse repurchase agreements, fair value is assumed to equal the contractual repurchase amount. For longer term reverse repurchase agreements, fair value is calculated using discounted cash flow models. The discount rate is calculated based upon publicly available information on credit spreads for instruments of similar term and credit quality.

ABX Index	The ABX Index comprises a series of credit-default swaps based upon 20 bonds collateralized by subprime mortgages. Price quotes are obtained from a third party pricing service, based on actual observable market trades, and supported by quotes from brokers, and are classified within level 2 of the fair value hierarchy.

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009

Investment Type	Valuation Methodology
Forward foreign currency contracts, foreign currency options and interest rate swaps	These over-the-counter derivative contracts are used for the purpose of hedging, in part, the risk of changes in foreign currency exchange rates or interest rates with respect to certain investments and are valued using industry standard models, with adjustments made for the credit quality of the counterparties or FIT II, if necessary. The primary inputs to these models, foreign currency exchange rates and forward interest rates, are publicly available and therefore these instruments are generally classified within level 2 of the fair value hierarchy.
Foreign Currency — FIT II’s functional and reporting currency is the U.S. dollar. Investments in entities whose functional currency is other than the U.S. dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period. FIT II does not isolate that portion of its results of operations resulting from changes in foreign currency rates on investments from the fluctuations arising from changes in the fair value of the issue or indebtedness held.

Purchases and sales of assets and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Differences between these recorded amounts and the U.S. dollar equivalent actually received or paid are reported as net realized foreign currency gains or losses. Changes in the value of assets and liabilities, other than investments, resulting from exchange rate fluctuations are reported as net unrealized foreign currency gains or losses.

Federal Income Taxes — No income taxes have been provided for in these consolidated financial statements as FIT II’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to registered investment companies and to distribute all of its taxable income to its members.

Distributions to Members — Distributions to members are recorded when paid, or, in the case of an in-kind distribution, when distributed. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

During the six months ended June 30, 2009, FIT II declared and paid aggregate cash distributions of $0.6 million to Combined Fund II.

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
The tax character of these distributions is estimated as follows (in thousands):

Ordinary income	$—
Long-term capital gain	39
Return of capital	594

$633

The tax basis components of distributable earnings, representing the cumulative results of changes in net assets from operations, net of distributions to shareholders, as of the tax year ended December 31, 2008 were as follows (in thousands):

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated net unrealized depreciation	(5,796)
The accumulated tax unrealized appreciation/depreciation is the difference between the fair market value of the assets and the tax basis of the assets. It differs from the accumulated book unrealized appreciation/depreciation as a result of differences between the cost basis of the assets (calculated based on GAAP) and the tax basis of the assets (calculated based on federal income tax principles).

Security Transactions and Revenue Recognition — FIT II records security transactions on the trade date. Realized gains are recognized to the extent sales proceeds exceed investment cost. Realized losses are recognized where investment cost exceeds proceeds or when a write down is recorded. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date it is received. Interest income is recognized as earned on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on securities are amortized over the life of the respective securities using the effective interest method.

FIT II does not accrue interest on loans that are past due more than 90 days, or sooner when the probability of the collection of interest is deemed insufficient to warrant further accrual. Upon such a determination, those loans are considered to be non-performing.

Cash and Cash Equivalents and Restricted Cash — FIT II considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Restricted cash consists of cash held by counterparties as collateral for transactions or per certain contracts. Substantially all of FIT II’s amounts on deposit with major financial institutions exceed insured limits.

Recent Accounting Pronouncements — In April 2009, the FASB issued FSP FAS 157-4 “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly.” This FSP provided additional guidance for estimating fair value when the volume or level of activity of

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
an asset or liability have significantly decreased, defined major security types and required additional disclosure concerning fair valuation techniques and inputs.
The fund adopted the provisions of the FSP during the second quarter of 2009. There was no material impact on the fund’s financial condition, liquidity or results of operations upon adoption. These financial statements include the enhanced disclosures required under the FSP.

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
3.	CONTROLLED AFFILIATE HOLDINGS

FIT II holds interests in the following investments, which represent more than 1% of its net assets, through its controlled affiliate holdings:

			Number of Shares,
			Principal / Notional
Investment	Holding Entity	Investment	Amount (a)	Cost (b)			Geographical	Fair Value
Reference	(Controlled Affiliate)	Type	(000s)	(000s)	Description of Investment (a)	Industry	Location	(000s)
“Capital Trading”	FIT Capital Trading LLC	Government Securities	$43,500	$43,482	U.S. Government treasury	—	U.S.A.	$43,482
					securities; 0.17%; sold July
					2009 (c)

“RESG”	RESG Acquisition LLC	Equity Interest	—	—	100% of the common stock of	Real Estate	U.S.A.	6,585
					RESG MIDL Corp., owner of
					debt and equity interests in
					a portfolio of retail real
					estate (d)
“Aerofort”	FIT Aero Investments Ltd.	Equity Interest	—	20,795	100% equity interest in	Transportation	U.S.A./Europe	15,507
					Aerofort Investments LLC and
					100% equity interest in FIT
					AERO Iceland, LTD, lessors
					of aircraft

(a)	Presented for the controlled affiliate in its entirety. FIT II’s interest in the Indirect Investment is represented by the product of (i) its ownership percentage in the controlled affiliate as disclosed on the Consolidated Schedule of Investments, and (ii) the controlled affiliate’s investment holding.

(b)	Net of returns of capital, if any.

(c)	The fair value disclosed above differs from the Consolidated Schedule of Investments due to the other assets and liabilities of Capital Trading including repurchase agreements with Deutsche Bank AG with a cost basis and fair value of $43.3 million and an interest rate of 0.27%, which were repaid in July 2009. The cost presented above also differs from that on the Consolidated Schedule of Investments due to the use of financing by the controlled affiliate.

(d)	The fair value disclosed above excludes cash and other assets and liabilities, which are included in the fair value of the controlled affiliate presented on the Consolidated Schedule of Investments.

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
4.	FAIR VALUE MEASUREMENTS

The following summarizes the valuation of FIT II’s investments within the fair value hierarchy described in Note 2 “Valuation of Investments” at June 30, 2009 (in thousands):

Investments	Underlying Investment	Total	Level 2	Level 3
Controlled Affiliates - Indirect Investments

Common equity in private enterprises:
Real Estate — Commercial property	Equity interest in a REIT	$6,560	$—	$6,560

U.S. Treasury bills	N/A	220	220	—

Healthcare	Equity interest in a pool of medical receivables	77	—	77

Transportation	Equity interest in a private enterprise	15,507	—	15,507

Energy	Exposure under a GBP750k guarantee (Note 6)	(1,234)	—	(1,234)

		$21,130	$220	$20,910

The following table presents additional information about investments valued by FIT II using significant Level 3 inputs as described in Note 2 at June 30, 2009 (in thousands):

		Internal	Third Party
	Total	Models	Marks
Controlled Affiliates — Indirect Investments	$20,910	$20,833	$77

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
For the six months ended June 30, 2009, the changes in investments measured at fair value using Level 3 inputs were as follows (in thousands):

				Net Realized
				and
			Net	Unrealized	Transfers
		Balance,	Purchases	Gains	to (from)	Balance,
Investments	Underlying Investment	January 1, 2009	and (Sales)	(Losses)	Level 3	June 30, 2009
Controlled Affiliates - Indirect Investments

Common equity in private enterprises:

Real Estate - Commercial property	Equity interest in a REIT	$7,087	$—	$(527)	$—	$6,560

Healthcare	Equity interest in a pool of medical receivables	510	(217)	(216)	—	77

Transportation	Equity interest in a private enterprise	15,645	350	(488)	—	15,507

Energy	Exposure under a GBP750k guarantee (Note 6)	(1,097)	—	(137)	—	(1,234)

		$22,145	$133	$(1,368)	$—	$20,910

Net realized and unrealized gains and losses recorded for Level 3 investments are included in results of operations on the consolidated statement of operations. The net amount of unrealized gains and (losses) relating to investments still held at the reporting date is $(1.4) million.

5.	MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

Combined Fund II

The Manager is paid annual fees by Combined Fund II in exchange for advising Combined Fund II on various aspects of their business, formulating Combined Fund II’s investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing Combined Fund II’s day-to-day operations. In addition, the Manager may be reimbursed for various expenses incurred by the Manager on Combined Fund II’s behalf, including the costs of legal, accounting and other administrative activities.

The management fee was initially calculated at an annual rate of 1.0% of Combined Fund II’s Invested Capital (as defined) or total capital commitments during the Capital Commitment Period (as defined). The management fee decreased to 0.75% of Invested Capital in September 2005 and to 0.50% in September 2006. Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Combined Fund II’s Invested Capital (as defined) based on the size of each Investor’s capital commitment. The Manager and its affiliates are not required to contribute capital to Combined Fund II to fund any portion of the management or administrative fees incurred. The management fee obligation

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
of Combined Fund II is reduced by the Advisory Fee (see below) paid by FIT II each year on a dollar for dollar basis.

During the six months ended June 30, 2009, Combined Fund II incurred an aggregate of $0.7 million of management and administrative fees.

The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis as the return on an investment is realized. Accordingly, an Incentive Return may be paid to the Fund II Managing Member in connection with a particular investment if and when such investment generates proceeds in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return on such investment and on all previously liquidated investments. If upon liquidation of Combined Fund II the aggregate amount paid to the Fund II Managing Member as Incentive Return exceeds the amount actually due to the Fund II Managing Member after taking into account the aggregate return to Investors, the excess is required to be returned by the Fund II Managing Member (that is “clawed back,” after adjusting for tax in accordance with the operating and partnership agreements) to Combined Fund II.

From inception through June 30, 2009, approximately $254.7 million of Incentive Return has been distributed from Combined Fund II. If Combined Fund II was liquidated at its net asset value as of June 30, 2009, the Fund II Managing Member would be required to return $15.2 million to Combined Fund II (assuming that the Manager incurred no tax on the incentive return received). The ultimate amount of clawback, if any, will be based on the performance of Combined Fund II through its final liquidation.

FIT II

Under an Investment Advisory Agreement between FIT II and FIG Advisors, LLC (the “Advisor”), FIT II agreed to pay the Advisor an annual advisory fee (the “Advisory Fee”) in an initial amount equal to 1.00% of the lesser of FIT II’s (i) invested capital and (ii) average daily net assets (“NAV”), based on FIT II’s invested capital or the daily NAV of its assets as of the first day of each semi-annual period for which the Advisory Fee is paid. The Advisory Fee decreased to 0.75% in September 2005 and to 0.50% in September 2006. During the six months ended June 30, 2009, no Advisory Fee was incurred and, accordingly, Combined Fund II incurred the full management fee obligation as previously described. The Advisor is an affiliate of the Manager.

Certain employees and affiliates of FIT II, Combined Fund II and the Manager own $0.3 million of mandatorily redeemable preferred equity in FIT II which is entitled to cumulative preferred dividends at an annual rate of 10% with a liquidation preference of $0.3 million.

In 2003, an employee co-investment program was adopted whereby certain employees of the Manager and of FIT II’s operating subsidiary had the opportunity to invest in Combined Fund II by purchasing part of the Manager’s investment. The purpose of the program is to align the interests of such employees with those of Combined Fund II’s investors and to enable the Manager and FIT II’s operating subsidiary to retain such employees and provide them with

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
appropriate incentives and rewards for their performance. These employees are integral to the success of FIT II and Combined Fund II. The Manager set aside $9.5 million of its commitment to Combined Fund II for this program.

FIT II is party to an agreement (the “Administrative Services Agreement”) between FIT II and other investment vehicles managed by the Manager (the “Managed Funds”) whereby the operating expenses of the Managed Funds’ operating subsidiaries are allocated based on the relative ratios of each of the Managed Funds’ Invested Capital or Capital Commitments, as defined. Such allocations are represented on FIT II’s consolidated statement of operations as: i) expense allocation — compensation and benefits, for FIT II’s proportion of employee costs, including salaries and bonuses; and ii) expense allocation — general and administrative expense, for FIT II’s proportion of non-compensation overhead. Certain employees of the operating subsidiaries of the Managed Funds receive profit sharing arrangements from the Manager, pursuant to which they receive a portion of the Manager’s Incentive Return. During the six months ended June 30, 2009, the Manager did not incur any amounts payable to these employees under such profit sharing arrangements attributable to the results of operations of FIT II. The Managed Funds and their operating subsidiaries are not required to reimburse the Manager for these expenses and such expenses are excluded from the Administrative Services Agreement among the Managed Funds. Compensation and benefits are therefore presented net of any employee profit sharing accrual. Affiliates of the Manager are the general partner or managing member of each of the Managed Funds. Included in Due to Affiliates is $0.4 million payable to other Managed Funds as a result of allocations under the Administrative Services Agreement and $0.2 million received by FIT II on behalf of Combined Fund II. Included in Due from Affiliates is $0.02 million in costs funded by FIT II on behalf of other Managed Funds.

6.	COMMITMENTS AND CONTINGENCIES

Guarantee of Subsidiary’s Obligations — As part of the sale of Simon Storage Group, Ltd. in 2005, Fortress Cayman Partners Ltd., along with Patron Capital, its joint venture partner, provided certain basic warranties to the purchaser. These warranties were in respect of certain corporate level risks and included an assurance that no material information had been withheld. The only warranty that remains outstanding is a tax indemnity in the amount of £1.5 million that is backed by two letters of credit, one provided by FIT II, the other by Patron Capital, each in the amount of £0.75 million. The indemnity is intended to protect the purchaser in the event Her Majesty’s Revenue and Customs (“HMRC,” the UK taxing authority) successfully challenges the tax structure (including, inter alia, the use of tax losses and interest deductions) employed by FIT II and Patron Capital. The warranty is tied to the 2003-2005 tax years. The purchaser has asserted a claim under the indemnity; however, HMRC has not, to date, formally ruled on the tax structure employed by FIT II and Patron Capital, and no call on the letters of credit has been made. However, HMRC has served notice to the purchaser that it intends to inquire into the related tax return for the period ended December 31, 2003 and has raised certain queries regarding the allocation of financing costs of the original acquisition of the Simon Storage Group, Ltd. and the arms length nature of inter-company loan facilities with Patron Capital. Patron Capital, in consultation with the Manager, is currently in correspondence with HMRC regarding these points.

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
While HMRC’s investigation regarding the tax year 2003 remains on-going, the tax position in respect of the years 2004 and 2005 also remains subject to HMRC inquiry and the purchaser has also sought to make a claim in respect of those tax years. Neither the Manager nor Patron has responded directly to the purchaser regarding the claim. Therefore the indemnified amount of £1.5 million originally set to expire in January 2006 has been extended pending resolution with HMRC regarding all tax years. We have considered the potential liability under the tax indemnity in the fair value of Fortress Cayman Holdings LLC.

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
7.	FINANCIAL HIGHLIGHTS

	Six Months Ended
	June 30, 2009	Year Ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Disclosure of certain ratios:
Ratio of total expenses to average net assets	10.6%*	0.7%	0.5%	1.0%	2.0%	4.5%
Ratio of net investment income to average net assets	(7.2) %*	2.4%	2.4%	3.9%	9.6%	4.7%
Portfolio turnover rate***	1.0%	0.1%	36.0%	12.3%	51.6%	44.1%
IRR since inception	50.6%	50.7%	65.2%	92.1%	104.1%	65.7%
Total return	(8.8)%	(87.1)%	(49.0)%	46.9%	122.9%	35.9%
Per share information:
Net assets, beginning of period	$25.48	$825.33	$2,059.44	$2,118.66	$951.42	$334.42
Net investment income (loss)**	(0.86)	12.26	35.14	80.58	128.63	28.38
Net realized gain (loss) on controlled affiliate investments**	(0.01)	(105.52)	139.04	285.52	218.58	19.04
Net realized gain (loss) on foreign currency forward contracts**	—	(17.95)	(62.41)	(39.68)	26.77	(10.67)
Net unrealized gain (loss) on controlled affiliate investments**	(1.37)	(723.84)	(1,105.06)	610.35	1,047.79	171.63
Net unrealized gain (loss) on foreign currency forward contracts**	—	6.61	5.92	(14.05)	—	—

Net increase (decrease) in net assets resulting from operations**	(2.24)	(828.44)	(987.37)	922.72	1,421.77	208.38
Contributions	—	127.00	334.34	38.46	385.45	668.32
Distributions (includes tax return of capital distributions of $0.59, $98.23, $267.82, $853.65, $395.24 and $100.32, respectively)	(0.63)	(98.41)	(581.08)	(1,020.40)	(639.98)	(259.70)

Net assets, end of period	$22.61	$25.48	$825.33	$2,059.44	$2,118.66	$951.42

Net assets, end of period (000s)	$22,609	$25,481	$825,334	$2,059,440	$2,118,664	$951,418

*	Annualized

**	Based on the weighted average number of shares outstanding during the period of 1,000,000.

***	Rate is computed based on the lesser of purchases and sales (contributions and distributions) of controlled affiliates (excluding short term investments).

FORTRESS INVESTMENT TRUST II
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
8.	SUBSEQUENT EVENTS

FIT II has evaluated whether any material events have occurred subsequent to the balance sheet date through August 28, 2009, the date that the financial statements were issued. FIT II has determined that no such events have occurred that would require recognition in the financial statements or necessitate additional disclosure.

FORTRESS INVESTMENT TRUST II
Supplemental Information (Unaudited)

I. Board of Trustee Information
Aggregate remuneration paid by Fortress Investment Trust II (the “Registrant”) during the period January 1, 2009 to June 30, 2009 to all trustees equals $184,184.
The Statement of Additional Information includes additional information about trustees and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting
A description of the policies and procedures that Fortress Investment Trust II uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC’s website at http://www.sec.gov.
Information regarding how Fortress Investment Trust II voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling collect (212) 798-6100 and (ii) on the SEC’s website at http://www.sec.gov.
III. Portfolio Holdings
Fortress Investment Trust II files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fortress Investment Trust II’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
The following table depicts the portfolio holdings of the Registrant as of June 30, 2009, by industry based on the net asset value of each investment:

Aircraft Leasing	69.4%
Real property and real property companies	29.3%
Medical Receivables	0.3%
Government Securities	1.0%

Item 2. Code of Ethics.
Not required for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not required for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not required for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments
The Schedule of Investments is included as part of the unaudited financial statements. See Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not required for semi-annual reports.
Item 8. Portfolio Managers of Closed-End Management Companies
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
(b) There has not been changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period to which this report relates that have materially affect, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.
(b) Certification pursuant to Rule 30a-2(b) under the Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Fortress Investment Trust II

By:	/s/ John Morrissey
Name:	John Morrissey
Title:	Chief Financial Officer
Date:	August 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Wesley R. Edens
Name:	Wesley R. Edens
Title:	Chief Executive Officer
Date:	August 28, 2009

By:	/s/ John Morrissey
Name:	John Morrissey
Title:	Chief Financial Officer
Date:	August 28, 2009